Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Lease-Related Assets and Liabilities

The table below summarizes the Company’s lease-related assets and liabilities as of September 30, 2025 and December 31, 2024:

	September 30,	December 31,
	2025	2024
Lease assets	$120,433	$361,109

Lease liabilities
Lease liabilities (short term)	$116,762	$208,549
Lease liabilities (long term)	3,671	153,592
Total lease liabilities	$120,433	$362,141

The table below summarizes the Company’s lease-related assets and liabilities as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Lease assets	$361,109	$935,812

Lease liabilities
Lease liabilities (short term)	$208,549	$326,033
Lease liabilities (long term)	153,592	613,386
Total lease liabilities	$362,141	$939,419

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows as of September 30, 2025:

2025 (October to December)	$45,102
2026	97,016
2027	990
Total lease payments	143,108
Less interest	(22,675)
Present value of lease liabilities	$120,433

Maturities of operating lease liabilities were as follows as of December 31, 2024:

2025	$312,605
2026	200,969
2027	990
Total lease payments	514,564
Less interest	(152,423)
Present value of lease liabilities	$362,141